Income Taxes - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Valuation Allowance	$ 264,020	$ 243,813